UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Massachusetts Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 973.50	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Fidelity Massachusetts Municipal Money Market Fund	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46**
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Massachusetts Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples would have been $2.52 and $2.55, respectively.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Massachusetts Municipal Income Fund	1.22%	3.61%	4.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Massachusetts Municipal Income Fund on January 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-exempt municipal bonds posted disappointing results for the 12 months ending January 31, 2011, primarily due to a significant late-period sell-off. For the full 12 months, the Barclays Capital® Municipal Bond Index - a measure of more than 46,000 fixed-rate tax-exempt investment-grade bonds - returned 1.10%, while the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index, rose 5.06%. From February through August 2010, munis were on track for a solid year, bolstered by low, steady interest rates and generally favorable supply/demand dynamics. Supply was muted due to the popularity of "Build America Bonds" (BABs) - taxable securities that allowed municipal issuers to borrow more cheaply in the taxable market. Meanwhile, the possibility of higher tax rates in 2011 heightened investor demand for tax-advantaged investments. From September through November, however, munis came under pressure amid the prospect of rising interest rates, heavy new supply and the growing likelihood that Bush-era tax policies would be extended beyond 2010. In December and January, munis' woes were compounded by headlines suggesting an unprecedented wave of defaults among issuers. Despite those predictions, defaults were less than 1% of the entire muni market in 2010.

Comments from Kevin Ramundo, who became Portfolio Manager of Fidelity® Massachusetts Municipal Income Fund on June 30, 2010: For the one-year period ending January 31, 2011, the fund returned 1.22%, while the Barclays Capital Massachusetts 3+ Year Enhanced Municipal Bond Index gained 1.20%. The fund's relative performance was bolstered by a larger-than-index exposure to premium callable bonds and intermediate-maturity zero-coupon bonds, both of which held up comparatively well during the final months of the period when the muni market suffered a significant sell-off. Overweighting bonds issued by providers of essential services - namely water and sewer services - also helped, because they were lifted by investors' appetite for high-quality munis backed by cash flows that have a history of stability in an economic downturn. Conversely, the fund's below-index exposure to intermediate-maturity bonds detracted overall because they outperformed shorter- and longer-term securities, in which the fund was overweighted. Larger-than-index exposure to low- and mid-quality investment-grade munis also hurt. These securities recently performed poorly, as investors shunned lower-rated segments of the market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.0	24.5
Special Tax	21.4	20.2
Education	15.4	14.5
Water & Sewer	13.4	13.3
Health Care	9.9	7.8
Weighted Average Maturity as of January 31, 2011
		6 months ago
Years	9.3	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2011
6 months ago
Years	8.3	7.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of January 31, 2011	As of July 31, 2010
AAA 13.3%	AAA 14.3%
AA,A 79.2%	AA,A 78.0%
BBB 2.4%	BBB 2.1%
BB and Below 0.3%	BB and Below 0.4%
Not Rated 3.0%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Investments January 31, 2011

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,552,091
Series 2008:
4.625% 10/1/11	375,000	379,241
5.375% 10/1/14	1,150,000	1,224,658
5.875% 10/1/18	1,900,000	2,063,742
		6,219,732
Massachusetts - 94.1%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,399,346
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,396,859
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	4,863,350
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,007,986
Series A:
5% 1/1/17	480,000	529,334
5% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (c)	525,000	592,405
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	9,999,547
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,198,219
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,335,160
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,799,434
5% 11/1/26	1,500,000	1,551,075
5% 11/1/28	2,195,000	2,239,427
Sr. Series A:
5.25% 11/1/19	10,325,000	11,579,591
5.75% 11/1/13	1,070,000	1,128,775
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,411,600
5% 5/15/24	5,050,000	5,399,107
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,542,732
5% 6/15/19 (FSA Insured)	1,535,000	1,599,132
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,120,030
5% 4/1/16 (FSA Insured)	1,000,000	1,128,060
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,480,108
5% 5/15/19 (AMBAC Insured)	1,000,000	1,037,130
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,265,000	$ 2,350,119
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,046,930
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,441,148
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,552,861
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,408,709
Lynn Gen. Oblig.:
5% 12/1/13	2,780,000	3,051,606
5% 12/1/14	3,560,000	3,958,506
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,917,800
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,170,923
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,630,169
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,618,373
5% 8/15/20	1,465,000	1,562,012
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,295,000	1,394,767
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,801,785
7% 3/1/21 (FGIC Insured)	3,025,000	3,633,600
Series 1992 B, 6.2% 3/1/16	27,525,000	30,960,946
Series 1993 A, 5.5% 3/1/12	3,440,000	3,484,342
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22	3,385,000	3,622,221
Series 2008 A, 5.25% 7/1/34	17,750,000	18,298,298
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,119,662
5.25% 7/1/21	4,000,000	4,553,800
5.25% 7/1/23	3,950,000	4,400,498
Series 2004 B, 5.25% 7/1/17	2,680,000	3,108,854
Series 2004 C, 5.5% 7/1/18	3,115,000	3,662,897
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000,000	$ 4,273,640
Series 2006 A, 5.25% 7/1/32	6,745,000	7,037,328
Series 2006 B, 5.25% 7/1/21	8,405,000	9,568,672
Series 2006 C:
5% 7/1/22	9,900,000	10,614,483
5% 7/1/23	10,000,000	10,576,400
Series 2009 B:
5% 7/1/17	7,000,000	8,017,170
5% 7/1/18	4,500,000	5,142,150
Series 2010 B:
5% 7/1/26	1,000,000	1,037,980
5% 7/1/27	865,000	891,158
5% 7/1/28	1,000,000	1,022,560
5% 7/1/30	1,000,000	1,011,180
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,593,765
5% 1/1/17	1,250,000	1,329,388
5% 1/1/18	1,920,000	2,006,746
5% 1/1/19	2,225,000	2,289,080
5% 1/1/20	3,000,000	3,047,400
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,282,860
5% 1/1/25	13,340,000	13,348,938
5% 1/1/26	4,210,000	4,161,880
5% 1/1/27	7,000,000	6,886,600
5% 1/1/30	5,000,000	5,057,150
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (a)(b)	2,000,000	2,013,720
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,210,365
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,695,750
5% 7/1/21	3,090,000	3,300,923
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	9,228,100
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U4, 5.7% 10/1/40	$ 3,100,000	$ 3,127,125
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,066,541
5% 10/1/24	1,210,000	1,232,276
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,249,754
5.25% 12/1/25	820,000	777,040
5.625% 12/1/30	1,000,000	938,050
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,542,795
Series 2008 B, 5% 9/1/22	1,100,000	1,174,228
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	10,523,205
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,794,038
5.25% 7/1/31	11,785,000	11,841,332
5.5% 7/1/14	750,000	759,398
5.5% 7/1/15	910,000	921,293
5.5% 7/1/16	590,000	597,003
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	6,741,140
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,880,000	1,774,400
5.5% 10/1/28	5,660,000	4,556,526
Series 2008, 5.75% 9/1/25	8,000,000	8,673,200
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,814,980
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,236,340
5.5% 1/1/22	3,500,000	3,632,090
5.5% 1/1/23 (b)	2,395,000	2,335,676
Series 2010 B:
4.5% 1/1/16 (b)	955,000	959,145
4.8% 1/1/17 (b)	2,875,000	2,867,554
Massachusetts Fed. Hwy. Series 1998 A, 0% 6/15/15 (Escrowed to Maturity) (c)	1,455,000	1,326,422
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,344,660
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 D:
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000,000	$ 4,689,320
5.5% 11/1/20	1,000,000	1,163,870
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,327,740
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	256,464
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	752,011
Series 2003 D:
5.5% 10/1/18	6,000,000	7,033,080
5.5% 10/1/19	7,000,000	8,180,340
Series 2004 A, 5.5% 8/1/30	2,000,000	2,134,480
Series 2005 A, 5% 3/1/18	25,000,000	27,459,250
Series 2006 D, 5% 8/1/19	8,990,000	9,923,252
Series 2007 A, 0.762% 5/1/37 (a)	20,000,000	14,891,200
Series 2007 C:
5% 8/1/37	36,375,000	36,216,041
5.25% 8/1/21 (AMBAC Insured)	980,000	1,087,869
5.25% 8/1/22	4,085,000	4,492,111
5.25% 8/1/23	12,960,000	14,110,330
5.25% 8/1/24	6,550,000	7,095,943
Series 2008 A:
5% 8/1/20	1,615,000	1,783,558
5% 8/1/22	3,685,000	3,983,522
5% 8/1/24	7,380,000	7,834,165
Series 2009 A:
5% 3/1/26	12,860,000	13,459,405
5% 3/1/29	1,520,000	1,558,517
5% 3/1/39	17,000,000	16,797,020
Series 2009 B:
5% 7/1/23	3,605,000	3,878,872
5% 7/1/24	1,800,000	1,922,130
5% 7/1/30	7,850,000	8,011,710
Series 2009 C, 5% 7/1/21	10,000,000	11,069,100
Series 2010 C, 5% 1/1/15	3,595,000	4,024,638
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	7,609,350
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,351,615
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/18	$ 1,300,000	$ 1,341,158
5.75% 7/1/19	1,455,000	1,495,391
5.75% 7/1/20	1,240,000	1,270,293
5.75% 7/1/33	3,000,000	3,008,670
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,113,850
5% 10/1/19	3,290,000	3,500,330
5% 10/1/21	3,270,000	3,414,665
5% 10/1/23	2,000,000	2,039,580
5% 10/1/25	5,950,000	5,993,138
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	10,300,000	10,334,402
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	1,860,500
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	929,090
6% 11/15/28 (Assured Guaranty Corp. Insured)	1,500,000	1,571,760
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	968,220
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	756,824
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,710,398
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,919,340
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,554,855
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,456,989
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	998,250
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,858,770
Series 2008 E1:
5% 7/1/28	2,525,000	2,342,493
5.125% 7/1/33	2,000,000	1,803,960
5.125% 7/1/38	3,640,000	3,187,512
5.375% 7/1/21	10,850,000	10,984,974
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E2:
5.375% 7/1/23	$ 3,500,000	$ 3,500,875
5.375% 7/1/24	5,015,000	4,965,201
5.375% 7/1/25	3,500,000	3,436,195
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,080,636
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	20,012,200
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,877,675
(Harvard Univ. Proj.):
Series 2009 A, 5.5% 11/15/36	1,025,000	1,082,646
Series FF, 5.125% 7/15/37	32,840,000	33,018,978
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (FGIC Insured)	5,190,000	4,518,674
5% 8/15/33 (FGIC Insured)	5,000,000	4,312,550
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	4,890,000	5,119,439
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,351,210
Series 2008 O, 6% 7/1/36	6,400,000	7,011,648
Series L, 5% 7/1/23	3,990,000	4,485,398
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	475,880
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	668,310
5% 10/1/17	750,000	827,543
5% 10/1/18	500,000	547,885
5% 10/1/20	2,000,000	2,114,520
5% 10/1/22	1,160,000	1,197,920
5% 10/1/27	3,030,000	2,992,701
5% 10/1/28	1,000,000	982,670
5% 10/1/33	5,000,000	4,655,500
Series 2009 Y1:
5% 10/1/15	1,425,000	1,586,752
5% 10/1/16	1,495,000	1,673,503
5% 10/1/16	1,090,000	1,220,146
5% 10/1/17	1,570,000	1,739,246
5% 10/1/19	1,730,000	1,876,583
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 Y2:
5% 10/1/17	$ 1,145,000	$ 1,268,431
5% 10/1/18	1,215,000	1,337,351
(Partners HealthCare Sys., Inc. Proj.) Series C, 5.75% 7/1/21 (Pre-Refunded to 7/1/11 @ 101) (c)	2,405,000	2,482,321
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A, 5.125% 7/1/11	3,885,000	3,898,326
Series 2005 F:
5% 7/1/17	1,410,000	1,514,805
5% 7/1/19	1,760,000	1,847,894
5% 7/1/20	2,350,000	2,434,459
5% 7/1/21	1,150,000	1,181,522
5% 7/1/22	1,855,000	1,890,171
Series 2007 G:
5% 7/1/18	1,500,000	1,632,660
5% 7/1/20	1,300,000	1,365,325
5% 7/1/22	1,350,000	1,385,667
5% 7/1/27	7,750,000	7,579,888
5% 7/1/28	5,515,000	5,315,964
Series 2009 I3:
5% 7/1/21	2,300,000	2,410,883
5% 7/1/22	5,000,000	5,166,200
Series 2010 J1, 5% 7/1/39	23,500,000	20,733,815
Series C:
5.75% 7/1/21	95,000	96,815
5.75% 7/1/32	190,000	190,549
Series E:
5% 7/1/17	1,255,000	1,314,725
5% 7/1/19	1,390,000	1,427,711
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	806,528
5.625% 7/1/19	370,000	370,833
5.75% 7/1/29	6,370,000	5,877,599
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,590,630
Series J, 5.5% 8/15/17	500,000	583,660
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,367,503
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,040,000	$ 3,257,938
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	3,968,027
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	577,814
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	215,000	221,293
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,099,346
5% 7/1/20	2,075,000	2,199,106
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,060,034
Series 2006 L:
5% 7/1/17	1,000,000	1,119,320
5% 7/1/18	1,000,000	1,102,340
5% 7/1/19	1,695,000	1,844,567
5% 7/1/20	2,410,000	2,607,716
5% 7/1/21	2,535,000	2,714,427
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	16,522,102
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,851,608
5.375% 6/1/30	8,000,000	8,270,800
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,193,304
5% 10/1/18 (FGIC Insured)	1,985,000	2,033,990
5% 10/1/19 (FGIC Insured)	1,350,000	1,373,193
5% 10/1/20 (FGIC Insured)	2,465,000	2,486,593
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,273,300
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (a)	5,000,000	5,139,650
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	4,000,000	4,026,920
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,933,660
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	$ 14,600,000	$ 14,617,812
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,510,000	8,882,313
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,514,546
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000,000	8,350,000
Massachusetts Port Auth. Rev.:
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (c)	715,000	750,779
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,104,720
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,232,537
5% 7/1/20	2,505,000	2,605,200
5% 7/1/21	3,000,000	3,108,720
5% 7/1/22	2,000,000	2,064,520
5% 7/1/35	10,000,000	9,738,200
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,607,451
5% 7/1/21 (AMBAC Insured)	5,010,000	5,278,937
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,783,089
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,200,049
5% 7/1/27 (FSA Insured) (b)	5,000,000	4,804,900
Series 2010 A:
5% 7/1/34	2,000,000	1,967,380
5% 7/1/40	12,000,000	11,639,880
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,489,860
5% 7/1/19 (FGIC Insured) (b)	1,000,000	991,160
5% 7/1/20 (FGIC Insured) (b)	1,560,000	1,541,498
5% 7/1/21 (FGIC Insured) (b)	1,000,000	983,240
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (b)	9,335,000	9,248,278
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	6,836,609
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	5,798,521
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.: - continued
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/15 (AMBAC Insured) (b)	$ 5,000,000	$ 4,724,050
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	4,645,400
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	5,083,936
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	5,409,420
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	4,421,900
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,423,410
5% 8/15/22	5,540,000	5,823,814
5% 8/15/23	6,000,000	6,231,300
5% 8/15/24	26,600,000	27,491,898
5% 8/15/25	13,275,000	13,648,293
5% 8/15/26	2,000,000	2,045,500
5% 8/15/27	10,000,000	10,182,300
5% 8/15/30	140,060,000	141,130,036
Series 2007 A:
4.5% 8/15/35	18,560,000	16,732,211
4.75% 8/15/32	2,685,000	2,579,936
5% 8/15/17 (AMBAC Insured)	5,000,000	5,732,900
5% 8/15/37	6,605,000	6,453,085
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,475,679
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,740
Massachusetts Spl. Oblig. Rev.:
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,070,000	12,693,083
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,520,000	2,917,984
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,112,000
5.5% 6/1/16 (FSA Insured)	3,000,000	3,485,220
5.5% 6/1/18 (FSA Insured)	9,740,000	11,379,534
5.5% 6/1/19	10,000,000	11,653,400
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,442,948
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,242,702
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2003 A:
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	$ 2,030,000	$ 2,179,591
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,385,106
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,824,747
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,061,049
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,788,763
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,349,677
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,274,350
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,085,428
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,270,000	2,435,438
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,158,866
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	5,027,100
5% 5/1/36 (AMBAC Insured)	9,220,000	9,102,076
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,925,109
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,338,484
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,644,667
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,595,556
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,630,685
Series 2009 A:
5.375% 5/1/34	2,150,000	2,219,875
5.5% 5/1/39	7,000,000	7,228,760
5.75% 5/1/49	10,000,000	10,473,300
Series 2009 B:
5% 5/1/28	1,000,000	1,019,210
5% 5/1/35	2,500,000	2,478,975
5% 5/1/40	4,625,000	4,540,964
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	2,347,636
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	2,838,066
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	11,394,184
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 2,506,890
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	6,054,512
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,222,988
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	9,551,415
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,440,000	9,473,512
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,786,105
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	323,013
5% 8/1/29	1,765,000	1,794,952
5% 8/1/34	150,000	151,530
5.25% 8/1/15	2,435,000	2,727,054
Series 12:
5% 8/1/19	13,995,000	15,314,029
5% 8/1/20	9,570,000	10,376,464
Series 13:
5% 8/1/19	3,740,000	4,164,415
5% 8/1/20	5,145,000	5,668,349
5% 8/1/21	5,350,000	5,851,563
5% 8/1/22	8,355,000	9,006,941
5% 8/1/23	6,385,000	6,826,076
5% 8/1/24	1,000,000	1,063,160
Series 2004 A:
5.25% 2/1/18	6,300,000	7,383,411
5.25% 8/1/22	6,525,000	7,511,189
5.25% 2/1/23	1,390,000	1,582,710
5.25% 2/1/24	1,170,000	1,320,883
5.25% 8/1/24	3,780,000	4,277,486
Series 4, 5.125% 8/1/14	70,000	70,217
Series 5, 5.25% 8/1/15	75,000	75,219
Series 6:
5.25% 8/1/19	30,000	30,404
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 6:
5.5% 8/1/30	$ 17,580,000	$ 17,724,859
5.625% 8/1/14	115,000	116,605
5.625% 8/1/15	25,000	25,345
5.625% 8/1/16	485,000	491,552
Series 7:
5.25% 2/1/16	4,495,000	4,586,069
5.25% 2/1/17	2,795,000	2,850,341
Series 8:
5% 8/1/17	110,000	115,568
5% 8/1/20	105,000	109,933
Series 9, 5.25% 8/1/33	595,000	604,574
Series 14:
5% 8/1/25	4,950,000	5,266,850
5% 8/1/32	5,685,000	5,831,332
5% 8/1/38	8,390,000	8,546,893
Series 2010 A, 5% 8/1/21	9,000,000	10,082,520
5% 8/1/21	7,520,000	8,377,731
5% 8/1/22	4,290,000	4,699,867
5% 8/1/23	5,000,000	5,420,800
5% 8/1/24	4,215,000	4,538,038
5% 8/1/25	4,965,000	5,301,131
5% 8/1/26	3,205,000	3,386,595
5% 8/1/27	2,460,000	2,622,901
5% 8/1/28	3,480,000	3,684,833
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (c)	1,040,000	1,077,534
Series 1998 A:
5.25% 8/1/12	565,000	567,243
5.25% 8/1/13	330,000	330,244
Series A, 5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,085,983
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	25,968,578
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,730,175
5.5% 8/1/16 (FSA Insured)	1,425,000	1,666,310
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2002 J:
5% 8/1/42	$ 8,000,000	$ 7,777,520
5.5% 8/1/20	1,000,000	1,166,530
Series 2005 A:
5.25% 8/1/21	12,645,000	13,820,732
5.25% 8/1/24	9,000,000	9,621,900
Series 2006 A, 5% 8/1/41	9,000,000	8,766,450
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,103,480
5% 8/1/25 (FSA Insured)	2,000,000	2,065,820
5% 8/1/26 (FSA Insured)	2,000,000	2,052,020
5% 8/1/27 (FSA Insured)	2,000,000	2,041,500
5% 8/1/28 (FSA Insured)	2,000,000	2,031,020
Series 2009 A:
5% 8/1/34	6,350,000	6,363,018
5% 8/1/39	7,360,000	7,260,934
Series 2009 B, 5% 8/1/22	2,540,000	2,744,191
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,214,743
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,426,625
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,069,660
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,076,848
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,512,767
5% 4/1/20	1,840,000	2,084,628
5% 4/1/21	1,915,000	2,131,682
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,303,246
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,054,700
Pittsfield Gen. Oblig.:
4% 3/1/15	1,555,000	1,676,694
4% 3/1/16	3,355,000	3,633,364
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,361,098
5% 5/15/25	1,150,000	1,220,346
5% 10/15/15	500,000	567,915
5% 10/15/16	1,675,000	1,921,996
5% 10/15/17	1,665,000	1,906,991
5% 10/15/19	500,000	568,260
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	$ 1,170,000	$ 1,249,841
5% 9/1/18 (AMBAC Insured)	1,090,000	1,142,124
5% 9/1/19 (AMBAC Insured)	1,085,000	1,129,018
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,261,007
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,348,359
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	525,341
5% 4/1/39	2,000,000	1,949,720
5.5% 4/1/27	2,510,000	2,655,103
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,592,863
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,403,825
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,745,122
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,120,766
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,111,950
5% 8/1/16 (FSA Insured)	8,000,000	8,929,360
5% 8/1/17 (FSA Insured)	5,000,000	5,504,550
5% 8/1/18 (FSA Insured)	7,210,000	7,814,559
5.75% 8/1/14 (FSA Insured)	4,000,000	4,496,640
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,078,490
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,076,470
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,071,100
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,634,867
5% 12/1/16	2,340,000	2,640,456
5% 12/1/17	1,965,000	2,203,355
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,433,360
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	20,212,475
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,603,138
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,465,000	$ 1,473,849
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,312,756
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,010,570
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,096,236
		1,972,311,291
Puerto Rico - 3.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	2,975,100
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,816,671
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,574,445
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,567,575
Series 2006 A:
2.072% 7/1/21 (FGIC Insured) (a)	5,400,000	4,304,988
5.25% 7/1/26	3,000,000	2,801,340
5.25% 7/1/30	1,960,000	1,755,886
Series 2006 B, 5.25% 7/1/32	1,000,000	870,760
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	8,000,000	8,037,360
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,995,077
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,227,751
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Bonds Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (a)	1,015,000	1,030,621
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	47,350,000	5,860,983
0% 8/1/42 (FGIC Insured)	6,220,000	716,731
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	196,308
0% 8/1/47 (AMBAC Insured)	48,100,000	3,891,771
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2009 A:
6% 8/1/42	$ 3,800,000	$ 3,784,002
6.5% 8/1/44	5,345,000	5,528,013
Series 2010 A, 0% 8/1/33	55,000,000	12,708,850
		69,644,232
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/11	805,000	821,189
5% 10/1/13	700,000	745,689
5.25% 10/1/16	750,000	786,803
Series 2009 A, 6.75% 10/1/37	4,000,000	4,091,520
Series 2009 A1, 5% 10/1/39	1,500,000	1,220,655
Series 2009 B, 5% 10/1/25	2,800,000	2,628,052
		10,293,908
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $2,070,241,431)	2,058,469,163
NET OTHER ASSETS (LIABILITIES) - 1.8%	36,742,781
NET ASSETS - 100%	$ 2,095,211,944
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,334,402 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 9,660,679
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	23.0%
Special Tax	21.4%
Education	15.4%
Water & Sewer	13.4%
Health Care	9.9%
Transportation	9.3%
Others* (Individually Less Than 5%)	7.6%
100.0%
* Includes net other assets
Income Tax Information

At January 31, 2011, the Fund had a capital loss carryforward of approximately $903,382 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,070,241,431)		$ 2,058,469,163
Cash		13,387,200
Receivable for fund shares sold		2,063,436
Interest receivable		28,245,816
Prepaid expenses		5,258
Other receivables		4,320
Total assets		2,102,175,193

Liabilities
Payable for fund shares redeemed	$ 3,740,405
Distributions payable	2,188,706
Accrued management fee	649,629
Other affiliated payables	334,004
Other payables and accrued expenses	50,505
Total liabilities		6,963,249

Net Assets		$ 2,095,211,944
Net Assets consist of:
Paid in capital		$ 2,107,099,768
Undistributed net investment income		789,052
Accumulated undistributed net realized gain (loss) on investments		(904,608)
Net unrealized appreciation (depreciation) on investments		(11,772,268)
Net Assets, for 181,768,984 shares outstanding		$ 2,095,211,944
Net Asset Value, offering price and redemption price per share ($2,095,211,944 ÷ 181,768,984 shares)		$ 11.53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2011
Investment Income
Interest		$ 102,184,616

Expenses
Management fee	$ 8,815,628
Transfer agent fees	1,647,930
Accounting fees and expenses	427,040
Custodian fees and expenses	34,355
Independent trustees' compensation	9,235
Registration fees	26,168
Audit	58,417
Legal	13,511
Miscellaneous	27,435
Total expenses before reductions	11,059,719
Expense reductions	(28,232)	11,031,487
Net investment income		91,153,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,961,818
Change in net unrealized appreciation (depreciation) on investment securities		(65,563,791)
Net gain (loss)		(57,601,973)
Net increase (decrease) in net assets resulting from operations		$ 33,551,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2011	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 91,153,129	$ 85,039,971
Net realized gain (loss)	7,961,818	787,444
Change in net unrealized appreciation (depreciation)	(65,563,791)	106,278,184
Net increase (decrease) in net assets resulting from operations	33,551,156	192,105,599
Distributions to shareholders from net investment income	(91,171,201)	(84,965,232)
Distributions to shareholders from net realized gain	-	(59,705)
Total distributions	(91,171,201)	(85,024,937)
Share transactions Proceeds from sales of shares	444,826,071	596,169,279
Reinvestment of distributions	65,090,011	61,718,059
Cost of shares redeemed	(728,528,082)	(325,730,535)
Net increase (decrease) in net assets resulting from share transactions	(218,612,000)	332,156,803
Redemption fees	27,046	35,684
Total increase (decrease) in net assets	(276,204,999)	439,273,149

Net Assets
Beginning of period	2,371,416,943	1,932,143,794
End of period (including undistributed net investment income of $789,052 and undistributed net investment income of $908,436, respectively)	$ 2,095,211,944	$ 2,371,416,943
Other Information Shares
Sold	37,290,036	51,493,861
Issued in reinvestment of distributions	5,445,964	5,317,235
Redeemed	(61,487,843)	(28,040,246)
Net increase (decrease)	(18,751,843)	28,770,850

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.25	$ 11.87	$ 11.84	$ 11.87
Income from Investment Operations
Net investment income B	.453	.453	.464	.473	.484
Net realized and unrealized gain (loss)	(.300)	.581	(.606)	.077	- D
Total from investment operations	.153	1.034	(.142)	.550	.484
Distributions from net investment income	(.453)	(.453)	(.463)	(.472)	(.478)
Distributions from net realized gain	-	- D	(.015)	(.048)	(.036)
Total distributions	(.453)	(.454) E	(.478)	(.520)	(.514)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.53	$ 11.83	$ 11.25	$ 11.87	$ 11.84
Total Return A	1.22%	9.34%	(1.13)%	4.77%	4.17%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.47%	.46%	.46%	.47%
Expenses net of fee waivers, if any	.46%	.47%	.46%	.46%	.47%
Expenses net of all reductions	.46%	.46%	.44%	.42%	.44%
Net investment income	3.79%	3.91%	4.09%	4.01%	4.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,095,212	$ 2,371,417	$ 1,932,144	$ 1,933,906	$ 1,845,061
Portfolio turnover rate	11%	3%	14%	18%	14%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

E Total distributions of $.454 per share is comprised of distributions from net investment income of $.4534 and distributions from net realized gain of $.0003 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Weighted Average Maturity Diversification
Days	% of fund's investments 1/31/11	% of fund's investments 7/31/10	% of fund's investments 1/31/10
0 - 30	85.7	91.6	91.0
31 - 90	6.2	3.4	2.8
91 - 180	6.2	0.6	5.2
181 - 397	1.9	4.4	1.0
Weighted Average Maturity
	1/31/11	7/31/10	1/31/10
Fidelity Massachusetts Municipal Money Market Fund	23 Days	21 Days	18 Days
Massachusetts Tax-Free Money Market Funds Average*	25 Days	24 Days	22 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/11	7/31/10	1/31/10
Fidelity Massachusetts Municipal Money Market Fund	23 Days	21 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of January 31, 2011	As of July 31, 2010
Variable Rate Demand Notes (VRDNs) 68.2%	Variable Rate Demand Notes (VRDNs) 75.7%
Commercial Paper (including CP Mode) 7.2%	Commercial Paper (including CP Mode) 6.2%
Tender Bonds 0.7%	Tender Bonds 0.6%
Municipal Notes 7.3%	Municipal Notes 4.5%
Fidelity Municipal Cash Central Fund 12.9%	Fidelity Municipal Cash Central Fund 12.2%
Other Investments 2.1%	Other Investments 0.6%
Net Other Assets 1.6%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

** Information not available

Annual Report

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields

	1/31/11	11/1/10	8/2/10	5/3/10	2/1/10
Fidelity Massachusetts Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments January 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount	Value
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.58%, VRDN (a)	$ 4,300,000	$ 4,300,000
Florida - 0.2%
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2285, 0.28% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	8,870,000	8,870,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.44%, LOC Comerica Bank, VRDN (a)(d)	4,715,000	4,715,000
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) 0.85% tender 2/28/11, CP mode (d)	7,000,000	7,000,000
Massachusetts - 84.1%
Bedford Gen. Oblig. Bonds 3% 8/15/11	1,016,000	1,030,041
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.33%, LOC Bank of America NA, VRDN (a)(d)	2,740,000	2,740,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.32% (Liquidity Facility Societe Generale) (a)(e)	2,000,000	2,000,000
Series 1994 A, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	12,400,000	12,400,000
Canton Gen. Oblig. BAN 1.5% 5/27/11	7,237,500	7,262,075
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.27%, LOC Fannie Mae, VRDN (a)(d)	7,665,000	7,665,000
Chatham Gen. Oblig. BAN 1.5% 6/30/11	24,500,000	24,608,515
Concord Gen. Oblig. BAN 1.5% 5/26/11	5,450,000	5,468,298
Danvers Gen. Oblig. BAN 1.5% 7/8/11	13,245,000	13,305,099
Haverhill Gen. Oblig. BAN:
1.5% 3/1/11	7,725,000	7,730,770
1.5% 12/1/11	7,000,000	7,058,400
Lexington Gen. Oblig. Bonds 2% 2/15/11	1,502,000	1,502,968
Littleton Gen. Oblig. BAN 1% 4/15/11	7,472,000	7,481,261
Marblehead Gen. Oblig. BAN 2% 8/12/11	3,332,000	3,359,395
Massachusetts Participating VRDN Series Clipper 07 18, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	100,175,000	100,175,000
Massachusetts Bay Trans. Auth. Series 2000, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,000,000	4,000,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	17,165,000	17,165,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds Series 2002 A, 5% 7/1/11	$ 1,000,000	$ 1,019,246
Participating VRDN:
Series DC 8028, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	700,000	700,000
Series DC 8030, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,000,000	1,000,000
Series DCL 08 25, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	17,500,000	17,500,000
Series DCL 08 26, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	1,000,000	1,000,000
Series DCL 08 28, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	16,585,000	16,585,000
Series DCL 08 29, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	27,130,000	27,130,000
Series PT 4140, 0.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	34,120,000	34,120,000
Series PT 4406, 0.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	8,240,000	8,240,000
Series 2008 A1, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	35,500,000	35,500,000
Series 2008 A2, 0.26% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,350,000	9,350,000
Series B, 0.3% 4/7/11 (Liquidity Facility Fortis Banque SA), CP	35,450,000	35,450,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.29%, LOC Citibank NA, VRDN (a)	28,100,000	28,100,000
Series 2010 A2, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	54,925,000	54,925,000
Series 2010 A3, 0.29%, LOC Bank of America NA, VRDN (a)	40,300,000	40,300,000
Series 2010 A6, 0.29%, LOC Bank of America NA, VRDN (a)	77,730,000	77,730,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.85% tender 2/14/11, CP mode (d)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.56%, LOC Bank of America NA, VRDN (a)(d)	2,200,000	2,200,000
(Monkiewicz Realty Trust Proj.) 0.56%, LOC Bank of America NA, VRDN (a)(d)	3,600,000	3,600,000
(Ocean Spray Cranberries, Inc. Proj.) Series 2000, 0.37%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.32%, LOC Freddie Mac, VRDN (a)(d)	$ 24,840,000	$ 24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.33%, LOC Fannie Mae, VRDN (a)(d)	38,000,000	38,000,000
(Casco Crossing Proj.) 0.32%, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Clarendon Street Proj.) Series 2006 A, 0.32%, LOC Bayerische Landesbank, VRDN (a)(d)	40,000,000	40,000,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.31%, LOC Fannie Mae, VRDN (a)(d)	15,100,000	15,100,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.29%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	15,400,000	15,400,000
(Tammy Brook Apts. Proj.) Series 2009, 0.28%, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
(Babson College Proj.) Series 2008 A, 0.25%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	21,280,000	21,280,000
(Berkshire School Proj.) Series 2001, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	10,500,000	10,500,000
(Boston Univ. Proj.):
Series U-5B, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	27,105,000	27,105,000
Series U2, 0.23%, LOC BNP Paribas SA, VRDN (a)	9,200,000	9,200,000
Series U3, 0.23%, LOC BNP Paribas SA, VRDN (a)	16,775,000	16,775,000
Series U5A, 0.25%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	28,600,000	28,600,000
(Brooks School Proj.) Series 2008, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,100,000	6,100,000
(Clark Univ. Proj.) 0.26%, LOC TD Banknorth, NA, VRDN (a)	30,675,000	30,675,000
(College of the Holy Cross Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	4,175,000	4,175,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.58%, LOC Bank of America NA, VRDN (a)	1,690,000	1,690,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.27%, LOC Bank of America NA, VRDN (a)	9,160,000	9,160,000
Series 2008, 0.27%, LOC Bank of America NA, VRDN (a)	21,680,000	21,680,000
(Fay School Proj.) 0.27%, LOC TD Banknorth, NA, VRDN (a)	5,950,000	5,950,000
(Fessenden School Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,170,000	9,170,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.31%, LOC HSBC Bank USA, NA, VRDN (a)(d)	$ 2,765,000	$ 2,765,000
(Hockomock YMCA Proj.) Series 2009, 0.31%, LOC Bank of America NA, VRDN (a)	13,925,000	13,925,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
(Judge Rotenburg Ctr. Proj.) 0.36%, LOC Bank of America NA, VRDN (a)	9,175,000	9,175,000
(Justice Resource Institute Proj.) Series 2008, 0.36%, LOC Bank of America NA, VRDN (a)	11,905,000	11,905,000
(Lesley Univ. Proj.) 0.31%, LOC Bank of America NA, VRDN (a)	12,000,000	12,000,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.28%, LOC TD Banknorth, NA, VRDN (a)	5,385,000	5,385,000
(Simmons College Proj.) Series G, 0.29%, LOC TD Banknorth, NA, VRDN (a)	15,435,000	15,435,000
(Smith College Proj.) Series 2007, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	38,760,000	38,760,000
(The Chestnut Hill School Proj.) Series 2002, 0.32%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,785,000	4,785,000
(Wilber School Apts. Proj.) Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Williston Northampton School Proj.) Series 2010, 0.33%, LOC Bank of America NA, VRDN (a)	6,060,000	6,060,000
(Worcester Polytechnic Institute Proj.) Series A, 0.36%, LOC TD Banknorth, NA, VRDN (a)	9,620,000	9,620,000
(YMCA of Greater Boston Proj.) Series 2004 A, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,165,000	17,165,000
Participating VRDN:
Series Putters 3840, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series ROC II R 11896, 0.29% (Liquidity Facility Citibank NA) (a)(e)	19,800,000	19,800,000
Series WF 10 56C, 0.29% (Liquidity Facility Wells Fargo Bank NA) (a)(e)	9,465,000	9,465,000
Series 2001, 0.32% 4/7/11, LOC JPMorgan Chase Bank, CP	8,150,000	8,150,000
0.37% 3/8/11, LOC Bank of America NA, CP	7,277,000	7,277,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 C, 5.5% 11/1/11	2,435,000	2,527,792
Series 2010 B, 2% 6/1/11	12,740,000	12,807,367
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Bonds:
Series A, 5% 8/1/11	$ 13,000,000	$ 13,302,278
Series C, 5.5% 12/1/11	2,155,000	2,246,381
Participating VRDN:
Series Clipper 07 06, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	53,850,000	53,850,000
Series PT 3989, 0.31% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	22,790,000	22,790,000
(Central Artery Proj.) Series 2000 A, 0.29% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	74,400,000	74,400,000
Participating VRDN:
Series DCL 08 22, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	33,050,000	33,050,000
Series DCL 08 42, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,935,000	11,935,000
Series EGL 07 0124, 0.29% (Liquidity Facility Citibank NA) (a)(e)	12,235,000	12,235,000
Series EGL 07 0149, 0.29% (Liquidity Facility Citibank NA) (a)(e)	28,300,000	28,300,000
Series MS 3245, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,480,000	3,480,000
Series Putters 2022, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,040,000	22,040,000
Series Putters 2648, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,850,000	1,850,000
Series Putters 3699, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100,000	4,100,000
Series ROC II R 11163, 0.29% (Liquidity Facility Citibank NA) (a)(e)	15,200,000	15,200,000
RAN:
Series 2010 A, 2% 4/28/11	59,000,000	59,235,906
Series 2010 B, 2% 5/26/11	62,300,000	62,635,854
Series 2010 C, 2% 6/23/11	47,400,000	47,707,985
Series 1997 B, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	149,570,000	149,570,000
Series 1998 A, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	82,800,000	82,800,000
Series 2001 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,620,000	37,620,000
Series 2001 C, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	122,200,000	122,200,000
Series 2006 A, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	74,230,000	74,230,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1056, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	$ 3,290,000	$ 3,290,000
Series Clipper 07 08, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	11,250,000	11,250,000
(Baystate Health Sys. Proj.) Series 2009 J1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	13,200,000	13,200,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.27%, LOC Bank of America NA, VRDN (a)	16,210,000	16,210,000
(Bentley College Proj.) Series K, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
(Boston Univ. Proj.) Series H, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	15,200,000	15,200,000
(Children's Hosp. Proj.):
Series 2010 N2, 0.27%, LOC TD Banknorth, NA, VRDN (a)	56,800,000	56,800,000
Series 2010 N3, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	34,800,000	34,800,000
(Endicott College Proj.):
Series 2004 D, 0.36%, LOC Bank of America NA, VRDN (a)	23,945,000	23,945,000
Series 2007 E, 0.36%, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
(Fairview Extended Care Proj.) Series B, 0.36%, LOC Bank of America NA, VRDN (a)	27,800,000	27,800,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.25%, LOC TD Banknorth, NA, VRDN (a)	11,675,000	11,675,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.25%, LOC TD Banknorth, NA, VRDN (a)	2,800,000	2,800,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	36,000,000	36,000,000
(Mount Ida College Proj.) Series 2007 A, 0.36%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	38,125,000	38,125,000
Series 2006 H, 0.34%, LOC Bank of America NA, VRDN (a)	23,000,000	23,000,000
(Peabody Essex Museum Proj.) Series 2002, 0.36%, LOC Bank of America NA, VRDN (a)	14,750,000	14,750,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.26%, LOC Bank of America NA, VRDN (a)	$ 21,365,000	$ 21,365,000
(Williams College Proj.):
Series 2006 J, 0.3%, VRDN (a)	30,137,000	30,137,000
Series I, 0.25%, VRDN (a)	14,039,000	14,039,000
(Winchester Hosp. Proj.) Series 2004 F, 0.31%, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 0.6%, tender 2/17/11 (a)	18,100,000	18,100,000
(Partners HealthCare Sys. Proj.):
Series 2008 H1:
0.31% tender 4/6/11, CP mode	8,000,000	8,000,000
0.32% tender 3/8/11, CP mode	12,500,000	12,500,000
0.32% tender 4/4/11, CP mode	2,660,000	2,660,000
0.33% tender 4/7/11, CP mode	12,500,000	12,500,000
0.33% tender 6/21/11, CP mode	10,000,000	10,000,000
Series 2008 H2:
0.31% tender 4/8/11, CP mode	19,790,000	19,790,000
0.32% tender 2/3/11, CP mode	14,040,000	14,040,000
0.32% tender 2/8/11, CP mode	19,790,000	19,790,000
(Williams College Proj.) 0.45%, tender 4/7/11 (a)	22,300,000	22,301,399
(Partners HealthCare Sys. Proj.) Series 2008 H2, 0.32% tender 6/10/11, CP mode	7,020,000	7,020,000
Participating VRDN:
Series BA 08 3320, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	2,810,000	2,810,000
Series BBT 08 54, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,585,000	12,585,000
Series BBT 08 56, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	12,395,000	12,395,000
Series BC 10 15W, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(e)	6,500,000	6,500,000
Series BC 10 20W, 0.26% (Liquidity Facility Barclays Bank PLC) (a)(e)	6,735,000	6,735,000
Series PT 4633, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(e)	24,800,000	24,800,000
Series Putters 3104, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,550,000	3,550,000
Series Putters 3529, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,660,000	16,660,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3530, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 1,000,000	$ 1,000,000
Series Putters 3531, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,495,000	12,495,000
Series Putters 3548, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,925,000	9,925,000
Series Putters 3650, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,800,000	11,800,000
Series SGB 42, 0.29% (Liquidity Facility Societe Generale) (a)(e)	27,080,000	27,080,000
Series 2009 O-1, 0.3%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	57,225,000	57,225,000
0.27% 3/8/11, CP	75,425,000	75,425,000
0.28% 2/7/11, CP	30,047,000	30,047,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2004 A, 0.39%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	24,275,000	24,275,000
Series 2008 A, 0.39%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.29%, LOC Fannie Mae, VRDN (a)(d)	20,400,000	20,400,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.56%, LOC Bank of America NA, VRDN (a)(d)	1,200,000	1,200,000
(BBB Esq. LLC Proj.) Series 1996, 1.45%, LOC Bank of America NA, VRDN (a)(d)	1,900,000	1,900,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.56%, LOC Wells Fargo Bank NA, VRDN (a)(d)	640,000	640,000
(Brady Enterprises Proj.) Series 1996, 0.56%, LOC Bank of America NA, VRDN (a)(d)	1,250,000	1,250,000
(Decas Cranberry Proj.) Series 1997, 0.53%, LOC TD Banknorth, NA, VRDN (a)(d)	2,625,000	2,625,000
(Interpolymer Corp. Proj.) Series 1992, 0.42%, LOC Bank of America NA, VRDN (a)(d)	600,000	600,000
(United Plastics Proj.) Series 1997, 0.56%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,615,000	1,615,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 2/14/11, CP mode	6,730,000	6,730,000
Series 1993 B, 0.85% tender 2/1/11, CP mode	800,000	800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 14,275,000	$ 14,275,000
Series 2003 A:
0.3% 2/8/11, LOC Bank of New York, New York, CP	5,000,000	5,000,000
0.3% 5/9/11, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B:
0.3% 4/8/11, LOC Bank of New York, New York, CP (d)	15,000,000	15,000,000
0.31% 4/12/11, LOC Bank of New York, New York, CP (d)	10,000,000	10,000,000
0.32% 5/9/11, LOC Bank of New York, New York, CP (d)	15,000,000	15,000,000
0.32% 5/12/11, LOC Bank of New York, New York, CP (d)	14,000,000	14,000,000
0.32% 5/13/11, LOC Bank of New York, New York, CP (d)	15,000,000	15,000,000
Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (a)	11,880,000	11,880,000
Series 2010 D, 0.33%, LOC Bank of America NA, VRDN (a)(d)	94,005,000	94,005,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.34%, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2005, 3.5% 8/15/11	2,000,000	2,033,591
Participating VRDN:
Series BA 08 1082, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	7,020,000	7,020,000
Series BA 08 3307, 0.36% (Liquidity Facility Bank of America NA) (a)(e)	5,000,000	5,000,000
Series Solar 05 03, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	20,330,000	20,330,000
Participating VRDN:
ROC II R 12193, 0.29% (Liquidity Facility Citibank NA) (a)(e)	8,000,000	8,000,000
Series EGL 07 0031, 0.29% (Liquidity Facility Citibank NA) (a)(e)	32,600,000	32,600,000
Series EGL 07 0032, 0.29% (Liquidity Facility Citibank NA) (a)(e)	69,300,000	69,300,000
Series EGL 07 0067, 0.29% (Liquidity Facility Citibank NA) (a)(e)	41,660,000	41,660,000
Series EGL 07 0092, 0.29% (Liquidity Facility Citibank NA) (a)(e)	45,095,000	45,095,000
Series MS 3228X, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series Putters 1185, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 10,160,000	$ 10,160,000
Series Putters 1197, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000,000	1,000,000
Series Putters 2479Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,095,000	7,095,000
Series Putters 2857, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,255,000	17,255,000
Series Putters 3691, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,100,000	2,100,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A:
1% 6/15/11	34,065,000	34,152,359
1% 12/15/11	32,500,000	32,685,560
Series A, 5.375% 6/1/11	2,000,000	2,033,167
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,300,000	1,300,000
Massachusetts State College Bldg. Auth. Rev. Bonds Series 1994 A, 7.5% 5/1/11	1,405,000	1,429,344
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.75% tender 2/9/11, CP mode (d)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series 2010 A, 2% 8/1/11	2,700,000	2,722,764
Participating VRDN Series BBT 08 40, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	15,455,000	15,455,000
Participating VRDN:
Series Clipper 06 11, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	23,900,000	23,900,000
Series PT 4644, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(e)	11,245,000	11,245,000
Series Putters 3159, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series Solar 06 86, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	21,985,000	21,985,000
Participating VRDN:
Series DCL 07 001, 0.34% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	25,115,000	25,115,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series EGL 06 0054, 0.29% (Liquidity Facility Citibank NA) (a)(e)	$ 4,300,000	$ 4,300,000
Series EGL 7050011 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	10,990,000	10,990,000
Series MS 2935, 0.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	19,809,000	19,809,000
Series Putters 2848, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,730,000	13,730,000
Series 2008 B, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	89,430,000	89,430,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	57,480,000	57,480,000
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	5,240,000	5,240,000
Series 2008 E, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	51,270,000	51,270,000
Melrose Gen. Oblig. BAN 1.5% 11/17/11	2,725,000	2,745,584
Middleton Gen. Oblig. BAN 1.5% 12/7/11	15,850,000	15,998,279
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	18,100,000	18,114,237
Natick Gen. Oblig. BAN 1.5% 6/15/11	3,250,000	3,262,455
Northborough Gen. Oblig. BAN 1.5% 4/29/11	10,025,362	10,050,330
Peabody Gen. Oblig. BAN 1.5% 9/23/11	5,620,000	5,659,834
Plymouth Gen. Oblig. BAN 1.5% 5/12/11	11,750,000	11,782,668
Scituate Gen. Oblig. BAN 1.25% 3/18/11	5,700,123	5,705,859
Shrewsbury Gen. Oblig. BAN 1.5% 7/15/11	17,100,000	17,182,595
Stow Gen. Oblig. BAN 0.5% 2/1/11	5,260,000	5,260,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Bonds Series 2010-1, 2.5% 11/1/11	4,710,000	4,784,748
Series 2008 1, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (a)	91,485,000	91,485,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.27%, LOC Bank of America NA, VRDN (a)	88,340,000	88,340,000
Waltham Gen. Oblig. BAN Series 2010, 1% 2/22/11	8,645,000	8,648,301
Weston Gen. Oblig. BAN 1.5% 2/4/11	12,000,000	12,001,131
Winchester Gen. Oblig. BAN 1.25% 7/7/11	12,020,000	12,066,727
Woburn Gen. Oblig. BAN 1.5% 4/8/11	4,000,000	4,007,196
		4,390,261,759
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.31%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 5,100,000	$ 5,100,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 0.37%, LOC RBS Citizens NA, VRDN (a)(d)	2,900,000	2,900,000
Pennsylvania - 0.1%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,655,000	7,655,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (ACI Industries LLC Proj.) 0.46%, LOC Wells Fargo Bank NA, VRDN (a)(d)	4,480,000	4,480,000
Utah - 0.2%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.32% (Liquidity Facility Deutsche Postbank AG) (a)(e)	13,345,000	13,345,000
Washington - 0.2%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,970,000	9,970,000
West Virginia - 0.1%
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.42%, LOC Bank of America NA, VRDN (a)(d)	6,580,000	6,580,000
	Shares
Other - 12.9%
Fidelity Municipal Cash Central Fund, 0.29% (b)(c)	673,069,000	673,069,000
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $5,138,245,759)		5,138,245,759
NET OTHER ASSETS (LIABILITIES) - 1.6%		84,754,968
NET ASSETS - 100%		$ 5,223,000,727
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,667,149
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,465,176,759)	$ 4,465,176,759
Fidelity Central Funds (cost $673,069,000)	673,069,000
Total Investments (cost $5,138,245,759)		$ 5,138,245,759
Cash		782,552
Receivable for investments sold		51,209,671
Receivable for fund shares sold		63,921,869
Interest receivable		5,679,958
Distributions receivable from Fidelity Central Funds		148,215
Prepaid expenses		10,507
Other receivables		4,354
Total assets		5,260,002,885

Liabilities
Payable for fund shares redeemed	$ 35,243,264
Distributions payable	374
Accrued management fee	1,152,030
Other affiliated payables	567,494
Other payables and accrued expenses	38,996
Total liabilities		37,002,158

Net Assets		$ 5,223,000,727
Net Assets consist of:
Paid in capital		$ 5,223,008,934
Accumulated undistributed net realized gain (loss) on investments		(8,207)
Net Assets, for 5,218,535,700 shares outstanding		$ 5,223,000,727
Net Asset Value, offering price and redemption price per share ($5,223,000,727 ÷ 5,218,535,700 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2011
Investment Income
Interest		$ 13,108,619
Income from Fidelity Central Funds		1,667,149
Total income		14,775,768

Expenses
Management fee	$ 18,096,480
Transfer agent fees	6,065,956
Accounting fees and expenses	424,399
Custodian fees and expenses	67,968
Independent trustees' compensation	18,554
Registration fees	39,562
Audit	43,775
Legal	30,909
Miscellaneous	39,224
Total expenses before reductions	24,826,827
Expense reductions	(10,544,865)	14,281,962
Net investment income		493,806
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		239,751
Net increase in net assets resulting from operations		$ 733,557

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2011	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 493,806	$ 2,876,724
Net realized gain (loss)	239,751	637,176
Net increase in net assets resulting from operations	733,557	3,513,900
Distributions to shareholders from net investment income	(493,559)	(2,876,796)
Distributions to shareholders from net realized gain	(294,896)	-
Total distributions	(788,455)	(2,876,796)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,651,016,277	12,623,697,361
Reinvestment of distributions	782,779	2,836,134
Cost of shares redeemed	(13,314,297,650)	(13,070,033,291)
Net increase (decrease) in net assets and shares resulting from share transactions	337,501,406	(443,499,796)
Total increase (decrease) in net assets	337,446,508	(442,862,692)

Net Assets
Beginning of period	4,885,554,219	5,328,416,911
End of period	$ 5,223,000,727	$ 4,885,554,219

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.001	.014	.031	.030
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.014	.031	.030
Distributions from net investment income	- D	(.001)	(.014)	(.031)	(.030)
Distributions from net realized gain	- D	-	- D	-	-
Total distributions	- D	(.001)	(.014)	(.031)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.06%	1.46%	3.16%	3.03%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.55%	.52%	.50%	.51%
Expenses net of fee waivers, if any	.29%	.45%	.52%	.50%	.51%
Expenses net of all reductions	.29%	.45%	.47%	.40%	.39%
Net investment income	.01%	.06%	1.43%	3.11%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,223,001	$ 4,885,554	$ 5,328,417	$ 5,574,800	$ 4,983,733

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2011

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates fair value and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of January 31, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Massachusetts Municipal Income Fund	$ 2,069,524,604	$ 42,264,191	$ (53,319,632)	$ (11,055,441)
Fidelity Massachusetts Municipal Money Market Fund	5,138,245,759	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 72,339	$ (903,382)	$ (11,055,441)
Fidelity Massachusetts Municipal Money Market Fund	629	-	-

The tax character of distributions paid was as follows:

January 31, 2011	Tax-exempt Income	Long-term Capital Gains	Total
Fidelity Massachusetts Municipal Income Fund	$ 91,171,201	$ -	$ 91,171,201
Fidelity Massachusetts Municipal Money Market Fund	493,559	294,896	788,455
January 31, 2010	Tax-exempt Income	Ordinary Income	Total
Fidelity Massachusetts Municipal Income Fund	$ 84,965,232	$ 59,705	$ 85,024,937
Fidelity Massachusetts Municipal Money Market Fund	2,876,796	-	2,876,796

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $268,100,027 and $498,566,092, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 9,267

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $10,519,878.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 23,964	$ 4,268
Fidelity Massachusetts Municipal Money Market Fund	24,987	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the Funds), funds of Fidelity Massachusetts Municipal Trust, including the schedules of investments, as of January 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 190 funds advised by FMR or an affiliate. Mr. Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Massachusetts Municipal Income Fund	$0
Fidelity Massachusetts Municipal Money Market Fund	$247,156

During fiscal year ended 2011, 100% of each fund's income dividends were free from federal income tax, and 4.60% and 18.27% of Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund / Fidelity Massachusetts Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation to be received by Fidelity under the management contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Fidelity Massachusetts Municipal Money Market Fund

Annual Report

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 34% would mean that 66% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Fidelity Massachusetts Municipal Money Market Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2009.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2009. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Massachusetts Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MAS-UANN-0311
1.789255.109

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Annual Report

January 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Massachusetts AMT Tax-Free Money Market	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48
Institutional Class	.20%
Actual		$ 1,000.00	$ 1,000.50	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Service Class	.29%
Actual		$ 1,000.00	$ 1,000.10	$ 1.46**
HypotheticalA		$ 1,000.00	$ 1,023.74	$ 1.48**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class	.45%
Actual		$ 2.27
HypotheticalA		$ 2.29

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 1/31/11	% of fund's investments 7/31/10	% of fund's investments 1/31/10
0 - 30	88.0	93.6	90.0
31 - 90	5.3	1.1	3.0
91 - 180	4.9	0.4	6.3
181 - 397	1.8	4.9	0.7
Weighted Average Maturity Diversification
	1/31/11	7/31/10	1/31/10
Fidelity Massachusetts AMT Tax-Free Money Market Fund	21 Days	21 Days	18 Days
Massachusetts Tax-Free Money Market Funds Average*	25 Days	24 Days	22 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	1/31/11	7/31/10	1/31/10
Fidelity Massachusetts AMT Tax-Free Money Market Fund	21 Days	21 Days	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc. ** Information not available
Asset Allocation (% of fund's net assets)
As of January 31, 2011	As of July 31, 2010
Variable Rate Demand Notes (VRDNs) 72.3%	Variable Rate Demand Notes (VRDNs) 77.7%
Commercial Paper (including CP Mode) 4.4%	Commercial Paper (including CP Mode) 4.5%
Tender Bonds 0.9%	Tender Bonds 0.6%
Municipal Notes 6.3%	Municipal Notes 5.0%
Fidelity Tax-Free Cash Central Fund 12.3%	Fidelity Tax-Free Cash Central Fund 10.9%
Other Investments 3.3%	Other Investments 0.3%
Net Other Assets 0.5%	Net Other Assets 1.0%

Current and Historical Seven-Day Yields
	1/31/11	11/1/10	8/2/10	5/3/10	2/1/10
Massachusetts AMT Tax-Free Money Market Fund	.01%	.01%	.01%	.01%	.01%
Current and Historical Seven-Day Yields
	1/31/11	11/1/10	8/2/10	5/3/10	2/1/10
Institutional Class	.10%	.10%	.10%	.12%	.05%
Current and Historical Seven-Day Yields
	1/31/11	11/1/10	8/2/10	5/3/10	2/1/10
Service Class	.01%	.01%	.01%	.01%	.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived and therefore without these reimbursements and/or waivers, performance would have been lower. Absent such reimbursements and/or waivers, certain classes would have had a net investment loss for certain of the periods presented.

Annual Report

Investments January 31, 2011

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value
Connecticut - 0.8%
Connecticut Hsg. Fin. Auth. Series 2004 D4, 0.27% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	$ 13,240,000	$ 13,240,000
Florida - 0.1%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.32%, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Massachusetts - 84.8%
Auburn Gen. Oblig. BAN 1.5% 3/25/11	3,114,350	3,118,630
Billerica Gen. Oblig. BAN 1.5% 5/20/11	10,703,000	10,735,772
Boston Gen. Oblig. Bonds Series 2001 B, 5% 8/1/11	1,000,000	1,023,061
Burlington Gen. Oblig. BAN 1.5% 7/27/11	6,223,518	6,254,865
Chatham Gen. Oblig. BAN 1.5% 6/30/11	8,500,000	8,537,648
Lynn Gen. Oblig. Bonds 5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 101) (e)	2,345,000	2,431,752
Massachusetts Participating VRDN Series Clipper 07 18, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,100,000	53,100,000
Massachusetts Bay Trans. Auth.:
Bonds Series A, 5.8% 3/1/11	2,000,000	2,008,296
Series 1999, 0.31% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	21,385,000	21,385,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	9,300,000	9,300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8028, 0.35% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,752,000	3,752,000
Series DC 8030, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,875,000	3,875,000
Series DCL 08 26, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	13,100,000	13,100,000
Series DCL 08 28, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,600,000	5,600,000
Series DCL 08 29, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,500,000	5,500,000
Series DCL 08 018, 0.37% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	4,970,000	4,970,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Participating VRDN:
Series B, 0.3% 4/7/11 (Liquidity Facility Fortis Banque SA), CP	$ 11,800,000	$ 11,800,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.29%, LOC Citibank NA, VRDN (b)	19,900,000	19,900,000
Series 2010 A3, 0.29%, LOC Bank of America NA, VRDN (b)	6,600,000	6,600,000
Series 2010 A6, 0.29%, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.28%, LOC Freddie Mac, VRDN (b)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Boston College Proj.):
Series 2010 R1, 4% 7/1/11	1,000,000	1,015,165
Series Q-1, 3% 7/1/11	1,000,000	1,010,920
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (b)	4,900,000	4,900,000
(Children's Museum Proj.) Series 2006, 0.39%, LOC RBS Citizens NA, VRDN (b)	12,000,000	12,000,000
(City Year Proj.) Series 2006, 0.52%, LOC Bank of America NA, VRDN (b)	8,425,000	8,425,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.58%, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
(Edgewood Retirement Cmnty. Proj.) Series 2000 A, 0.27%, LOC Bank of America NA, VRDN (b)	4,000,000	4,000,000
(Fay School Proj.) 0.27%, LOC TD Banknorth, NA, VRDN (b)	5,450,000	5,450,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.36%, LOC Bank of America NA, VRDN (b)	12,775,000	12,775,000
(Judge Rotenburg Ctr. Proj.) 0.36%, LOC Bank of America NA, VRDN (b)	1,600,000	1,600,000
(Lasell Village Proj.) Series 2007, 0.28%, LOC Bank of America NA, VRDN (b)	18,990,000	18,990,000
(Lesley Univ. Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	5,895,000	5,895,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.28%, LOC Bank of America NA, VRDN (b)	7,100,000	7,100,000
(Olin College Proj.) Series 2008 C2, 0.39%, LOC RBS Citizens NA, VRDN (b)	25,900,000	25,900,000
(Saint Mark's School Proj.) Series 2004, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	4,805,000	4,805,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Simmons College Proj.) Series G, 0.29%, LOC TD Banknorth, NA, VRDN (b)	$ 16,175,000	$ 16,175,000
(Smith College Proj.) Series 2007, 0.28% (Liquidity Facility Bank of America NA), VRDN (b)	17,200,000	17,200,000
(Williston Northampton School Proj.) Series 2010, 0.33%, LOC Bank of America NA, VRDN (b)	2,700,000	2,700,000
(Worcester Polytechnic Institute Proj.) Series A, 0.36%, LOC TD Banknorth, NA, VRDN (b)	23,745,000	23,745,000
(YMCA of Greater Boston Proj.):
Series 2004 A, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	8,300,000	8,300,000
Series 2007, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	8,180,000	8,180,000
Series 2001, 0.32% 4/7/11, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
0.37% 3/8/11, LOC Bank of America NA, CP	2,707,000	2,707,000
Massachusetts Gen. Oblig.:
Bonds:
Series 1996 A, 6% 11/1/11	2,000,000	2,083,330
Series 2005 C, 5% 9/1/11	5,000,000	5,135,385
Series A:
5% 8/1/11	3,450,000	3,529,860
5.5% 2/1/11	5,250,000	5,250,000
Participating VRDN:
Series Clipper 07 06, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,900,000	17,900,000
Series Clipper 07 39, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	26,900,000	26,900,000
(Central Artery Proj.) Series 2000 A, 0.29% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	6,000,000	6,000,000
Participating VRDN:
Series EGL 07 0149, 0.29% (Liquidity Facility Citibank NA) (b)(f)	13,700,000	13,700,000
Series MS 3245, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	6,500,000	6,500,000
Series Putters 2022, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,955,000	13,955,000
Series Putters 2648, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,700,000	3,700,000
Series Putters 3699, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series SG 126, 0.29% (Liquidity Facility Societe Generale) (b)(f)	$ 4,510,000	$ 4,510,000
RAN:
Series 2010 A, 2% 4/28/11	20,040,000	20,120,220
Series 2010 B, 2% 5/26/11	12,700,000	12,768,467
Series 2010 C, 2% 6/23/11	10,475,000	10,543,239
Series 1997 B, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	37,145,000	37,145,000
Series 1998 A, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	11,615,000	11,615,000
Series 2001 B, 0.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	68,900,000	68,900,000
Series 2006 B, 0.27% (Liquidity Facility Bank of America NA), VRDN (b)	1,000,000	1,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 3503, 0.36% (Liquidity Facility Bank of America NA) (b)(f)	5,550,000	5,550,000
Series Clipper 07 08, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,200,000	4,200,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.27%, LOC Bank of America NA, VRDN (b)	41,815,000	41,815,000
(Children's Hosp. Proj.) Series 2010 N2, 0.27%, LOC TD Banknorth, NA, VRDN (b)	3,000,000	3,000,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.26%, LOC HSBC Bank USA, NA, VRDN (b)	7,900,000	7,900,000
(Endicott College Proj.) Series 2004 D, 0.36%, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.25%, LOC TD Banknorth, NA, VRDN (b)	30,380,000	30,380,000
(Home for Little Wanderers Proj.) Series B, 0.28%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	3,650,000	3,650,000
(Lowell Gen. Hosp. Proj.) Series 2010 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	11,025,000	11,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.33%, LOC JPMorgan Chase Bank, VRDN (b)	9,600,000	9,600,000
(Peabody Essex Museum Proj.) Series 2002, 0.36%, LOC Bank of America NA, VRDN (b)	8,325,000	8,325,000
(Stonehill College Proj.) Series 2008 K, 0.28%, LOC Bank of America NA, VRDN (b)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 0.6%, tender 2/17/11 (b)	$ 6,900,000	$ 6,900,000
(Partners HealthCare Sys. Proj.) Series 2008 H2, 0.33% tender 3/3/11, CP mode	18,000,000	18,000,000
(Williams College Proj.) 0.45%, tender 4/7/11 (b)	7,700,000	7,700,458
Partners HealthCare Sys. Proj.) Series 2008 H2, 0.32% tender 6/10/11, CP mode	7,020,000	7,020,000
Participating VRDN:
Series BA 08 3320, 0.36% (Liquidity Facility Bank of America NA) (b)(f)	6,190,000	6,190,000
Series BBT 08 54, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,300,000	6,300,000
Series BBT 08 56, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,500,000	6,500,000
Series PT 4633, 0.28% (Liquidity Facility Deutsche Postbank AG) (b)(f)	15,760,000	15,760,000
Series Putters 3163, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,655,000	5,655,000
Series Putters 3529, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000,000	10,000,000
Series Putters 3530, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,495,000	11,495,000
Series Putters 3650, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,200,000	3,200,000
Series SGB 42, 0.29% (Liquidity Facility Societe Generale) (b)(f)	8,700,000	8,700,000
Series B, 0.49%, LOC RBS Citizens NA, VRDN (b)	7,100,000	7,100,000
0.27% 3/8/11, CP	8,180,000	8,180,000
0.28% 2/7/11, CP	3,000,000	3,000,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,550,000	15,550,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 2/14/11, CP mode	600,000	600,000
Series 1993 A, 0.8% tender 2/14/11, CP mode	5,000,000	5,000,000
Series 1993 B, 0.85% tender 2/1/11, CP mode	2,200,000	2,200,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.29%, LOC Bank of America NA, VRDN (b)	5,850,000	5,850,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.:
Bonds Series 1998 A, 5.75% 7/1/11	$ 3,500,000	$ 3,577,680
Participating VRDN Series Solar 06 108, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	9,300,000	9,300,000
Series 2003 A, 0.29% 4/8/11, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.28%, LOC Bank of America NA, VRDN (b)	11,700,000	11,700,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.29% (Liquidity Facility Citibank NA) (b)(f)	5,115,000	5,115,000
Series EGL 07 0033, 0.29% (Liquidity Facility Citibank NA) (b)(f)	19,800,000	19,800,000
Series EGL 07 0067, 0.29% (Liquidity Facility Citibank NA) (b)(f)	19,100,000	19,100,000
Series EGL 07 0092, 0.29% (Liquidity Facility Citibank NA) (b)(f)	15,700,000	15,700,000
Series Putters 1052Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,995,000	2,995,000
Series Putters 1197, 0.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,215,000	7,215,000
Series Putters 1920, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,985,000	7,985,000
Series Putters 2286, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,505,000	15,505,000
Series Putters 2479Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Series Putters 2857, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,545,000	8,545,000
Series Putters 3689, 0.34% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Massachusetts Spl. Oblig. Rev. Bonds:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/11	1,870,000	1,944,805
(Sr. Fed. Hwy. Grant Anticipation Note Prog.) Series 2010 A:
1% 6/15/11	11,000,000	11,028,209
1% 12/15/11	10,590,000	10,650,464
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	2,000,000	2,000,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.28% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,430,000	12,430,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series PT 4644, 0.28% (Liquidity Facility Deutsche Postbank AG) (b)(f)	$ 5,500,000	$ 5,500,000
Series Putters 2847, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.34% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	13,730,000	13,730,000
Series EGL 06 0097, 0.29% (Liquidity Facility Citibank NA) (b)(f)	15,345,000	15,345,000
Series MS 2935, 0.38% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	11,411,000	11,411,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	25,335,000	25,335,000
Nantucket Gen. Oblig. BAN 1.5% 2/25/11	6,816,500	6,821,862
Shrewsbury Gen. Oblig. BAN 1.5% 7/15/11	5,800,000	5,828,015
Somerville Gen. Oblig. BAN 1% 2/24/11	6,729,200	6,731,509
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (b)	86,000,000	86,000,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.27%, LOC Bank of America NA, VRDN (b)	24,500,000	24,500,000
Weston Gen. Oblig.:
Bonds Series 2011, 5% 2/1/12 (a)	1,783,271	1,864,857
BAN 1.5% 2/4/11	9,212,000	9,212,905
		1,371,834,374
Michigan - 0.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.39%, LOC RBS Citizens NA, VRDN (b)	2,300,000	2,300,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.31%, LOC Landesbank Baden-Wuert, VRDN (b)	2,500,000	2,500,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G:
0.25%, VRDN (b)	1,235,000	1,235,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G: - continued
0.25%, VRDN (b)	$ 1,345,000	$ 1,345,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People Northeast, Inc. Proj.) Series 2006, 0.41%, LOC Citizens Bank of Pennsylvania, VRDN (b)	905,000	905,000
		3,485,000
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)	7,310,000	7,310,000
Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	1,000,000	1,000,000
	Shares
Other - 12.3%
Fidelity Tax-Free Cash Central Fund, 0.27% (c)(d)	198,594,389	198,594,389
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,610,863,763)		1,610,863,763
NET OTHER ASSETS (LIABILITIES) - 0.5%		7,549,402
NET ASSETS - 100%		$ 1,618,413,165
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 467,168
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,412,269,374)	$ 1,412,269,374
Fidelity Central Funds (cost $198,594,389)	198,594,389
Total Investments (cost $1,610,863,763)		$ 1,610,863,763
Cash		257,096
Receivable for investments sold		10,840,188
Receivable for fund shares sold		267,309
Interest receivable		2,249,289
Distributions receivable from Fidelity Central Funds		37,973
Receivable from investment adviser for expense reductions		48,277
Other receivables		404
Total assets		1,624,564,299

Liabilities
Payable for investments purchased Regular delivery	$ 2,300,044
Delayed delivery	1,864,856
Payable for fund shares redeemed	1,474,098
Distributions payable	22,298
Accrued management fee	268,860
Distribution and service plan fees payable	62
Other affiliated payables	220,916
Total liabilities		6,151,134

Net Assets		$ 1,618,413,165
Net Assets consist of:
Paid in capital		$ 1,618,254,073
Accumulated undistributed net realized gain (loss) on investments		159,092
Net Assets		$ 1,618,413,165

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2011

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($353,510,043 ÷ 353,187,847 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,263,866,848 ÷ 1,263,187,993 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($1,036,274 ÷ 1,035,712 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2011

Investment Income
Interest		$ 4,474,180
Income from Fidelity Central Funds		467,168
Total income		4,941,348

Expenses
Management fee	$ 3,406,881
Transfer agent fees	1,048,418
Distribution and service plan fees	3,560
Independent trustees' compensation	6,548
Total expenses before reductions	4,465,407
Expense reductions	(748,254)	3,717,153
Net investment income		1,224,195
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,067
Net increase in net assets resulting from operations		$ 1,256,262

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2011	Year ended January 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,224,195	$ 5,449,801
Net realized gain (loss)	32,067	141,320
Net increase in net assets resulting from operations	1,256,262	5,591,121
Distributions to shareholders from net investment income	(1,224,158)	(5,451,875)
Distributions to shareholders from net realized gain	-	(71,853)
Total distributions	(1,224,158)	(5,523,728)
Share transactions - net increase (decrease)	(306,713,932)	(768,991,812)
Total increase (decrease) in net assets	(306,681,828)	(768,924,419)

Net Assets
Beginning of period	1,925,094,993	2,694,019,412
End of period	$ 1,618,413,165	$ 1,925,094,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

Years ended January 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.002	.016	.033	.031
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.002	.016	.033	.031
Distributions from net investment income	- D	(.002)	(.016)	(.033)	(.031)
Distributions from net realized gain	-	- D	- D	- D	- D
Total distributions	- D	(.002)	(.016)	(.033)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.15%	1.64%	3.35%	3.15%
Ratios to Average Net Assets B,C
Expenses before reductions	.30%	.34%	.32%	.34%	.43%
Expenses net of fee waivers, if any	.28%	.33%	.32%	.33%	.40%
Expenses net of all reductions	.28%	.33%	.27%	.26%	.32%
Net investment income	.01%	.16%	1.66%	3.30%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,510	$ 441,771	$ 638,141	$ 855,065	$ 1,831,864

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-	-
Total from investment operations	.001	.002	.017	.027
Distributions from net investment income	(.001)	(.002)	(.017)	(.027)
Distributions from net realized gain	-	-G	-G	-G
Total distributions	(.001)	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.09%	.25%	1.74%	2.72%
Ratios to Average Net Assets D,F
Expenses before reductions	.25%	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.20%	.24%	.22%	.20% A
Expenses net of all reductions	.20%	.24%	.17%	.15% A
Net investment income	.09%	.25%	1.76%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,263,867	$ 1,474,463	$ 2,049,073	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.001	.015	.025
Net realized and unrealized gain (loss) G	-	-	-	-
Total from investment operations	- G	.001	.015	.025
Distributions from net investment income	- G	(.001)	(.015)	(.025)
Distributions from net realized gain	-	-G	-G	-G
Total distributions	- G	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.07%	1.49%	2.52%
Ratios to Average Net Assets D,F
Expenses before reductions	.50%	.53%	.52%	.49% A
Expenses net of fee waivers, if any	.28%	.41%	.46%	.45% A
Expenses net of all reductions	.28%	.41%	.42%	.39% A
Net investment income	.01%	.08%	1.51%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,036	$ 8,862	$ 6,805	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2011

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of January 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,610,863,763

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 159,286

The tax character of distributions paid was as follows:

	January 31, 2011	January 31, 2010
Tax-exempt Income	$ 1,224,158	$ 5,451,875
Ordinary Income	-	21,170
Long-term Capital Gains	-	50,683
Total	$ 1,224,158	$ 5,523,728

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ 3,560	$ 617

* During the period, FMR or its affiliates waived a portion of these fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount*	% of Average Net Assets
Massachusetts AMT Tax-Free Money Market	$ 390,093.10
Institutional Class	657,613.05
Service Class	712.05
	$ 1,048,418

* During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $658,924 and $741, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 81,794
Service Class	2,465

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,330.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2011	2010
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 40,812	$ 870,433
Institutional Class	1,183,204	4,575,441
Service Class	142	6,001
Total	$ 1,224,158	$ 5,451,875
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ -	$ 16,687
Institutional Class	-	54,917
Service Class	-	249
Total	$ -	$ 71,853

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2011	2010
Massachusetts AMT Tax-Free Money Market Shares sold	112,064,410	167,970,353
Reinvestment of distributions	38,159	821,400
Shares redeemed	(200,336,793)	(365,109,480)
Net increase (decrease)	(88,234,224)	(196,317,727)
Institutional Class Shares sold	381,253,389	517,997,762
Reinvestment of distributions	926,386	3,815,239
Shares redeemed	(592,837,187)	(1,096,541,886)
Net increase (decrease)	(210,657,412)	(574,728,885)
Service Class Shares sold	885,135	18,571,844
Reinvestment of distributions	65	1,484
Shares redeemed	(8,707,496)	(16,518,528)
Net increase (decrease)	(7,822,296)	2,054,800

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Fidelity Massachusetts AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity Massachusetts Municipal Trust, including the schedule of investments, as of January 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Massachusetts AMT Tax-Free Money Market Fund as of January 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (47)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2011, $24,712, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Service Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Service Class show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Annual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective April 1, 2007) that (i) lowered the fund's management fee from 43 basis points to 20 basis points, and (ii) provides that FMR will pay all "fund-level" expenses out of the management fee, with certain limited exceptions. (Transfer agent fees and 12b-1 fees, if applicable, currently are the only "class-level" expenses.) The Board considered that the chart reflects the fund's lower management fee for 2007 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 20 basis points, (ii) set the "class-level" transfer agent fee for the retail class at a fixed rate of 10 basis points, and (iii) limit the total expenses of the retail class to 35 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and, in the case of (i) and (iii), the shareholders of the applicable class. Institutional Class and Service Class (which commenced operations on April 18, 2007) are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees). In addition, the Board considered that, effective April 17, 2007, FMR contractually agreed to limit the total expenses of Institutional Class and Service Class to 20 basis points and 45 basis points, respectively. The fees and expenses payable under these contractual arrangements may not be increased without Board approval.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and/or management fees to maintain a minimum yield for certain classes of the fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMA-UANN-0311
1.853999.103

Item 2. Code of Ethics

As of the end of the period, January 31, 2011, Fidelity Massachusetts Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Massachusetts AMT Tax-Free Money Market Fund, Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund (the "Funds"):

Services Billed by Deloitte Entities

January 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$26,000	$-	$4,600	$-
Fidelity Massachusetts Municipal Income Fund	$43,000	$-	$4,600	$-
Fidelity Massachusetts Municipal Money Market Fund	$26,000	$-	$4,600	$-

January 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Massachusetts AMT Tax-Free Money Market Fund	$26,000	$-	$4,500	$-
Fidelity Massachusetts Municipal Income Fund	$44,000	$-	$4,500	$-
Fidelity Massachusetts Municipal Money Market Fund	$26,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2011A	January 31, 2010A
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$705,000	$450,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2011 A	January 31, 2010 A
Deloitte Entities	$1,460,000	$1,190,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 30, 2011